Note 6 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2021 USD ($)
2022	$ 15,160,310
2023	22,534,070
2024	21,596,000
2025	1,096,000
2026	1,644,000
Total	$ 62,030,380